INCOME TAXES (DETAILS 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets [Abstract]
NOL and Credits		$ 6
Deferred Tax Assets, Other	8
Deferred Tax Assets, Gross	8	6
Components Of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Reserves and Reinsurance	21	37
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	46	26
Deferred Tax Liabilities Value of Business Acquired	34	34
Deferred Tax Liabilities Investments	25	6
Deferred Tax Liabilities, Goodwill and Intangible Assets	9	7
Deferred Tax Liabilities, Other	0	6
Deferred Tax Liabilities, Net, Total	135	116
Income Tax Uncertainties [Abstract]
Accumulated Undistributed Earnings Non US Affiliates Reinvested	6
Foreign Earnings Repatriated Additional Taxes Remitted	2
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	5	20
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued	1	3
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	2
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	17	16	15
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	1	1	1
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	2	0	0
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	12	0	0
Unrecognized Tax Benefits, Ending Balance	$ 4	$ 17	$ 16